FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial expenses:
Interest	$ (325)	$ (621)	$ (657)
Loss related to non-hedging derivative instruments	(6)	(12)	0
Amortization of marketable securities premiums and accretion of discounts, net	(1,513)	(1,387)	(172)
Exchange rate differences	0	(293)	(1,975)
Other	(358)	(252)	(171)
Financial expenses, Total	(2,202)	(2,565)	(2,975)
Financial income:
Gain related to non-hedging derivative instruments	0	0	17
Exchange rate differences	1,325	0	0
Gain from financial investments	937	0	0
Interest income	2,804	2,656	1,252
Other	0	32	3
Financial income, Total	5,066	2,688	1,272
Financial income (expenses), net	$ 2,864	$ 123	$ (1,703)